Cover	Aug. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2021
Entity File Number	000-54584
Entity Registrant Name	PACIFIC VENTURES GROUP, INC.
Entity Central Index Key	0000882800
Entity Tax Identification Number	75-2100622
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	117 W 9th St. Suite 316
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90015
City Area Code	(310)
Local Phone Number	392-5606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	PACV
Entity Emerging Growth Company	false